LINES OF CREDIT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
LINES OF CREDIT
LINES OF CREDIT

NOTE 10 – LINES OF CREDIT

A summary of the Company’s lines of credit as of June 30, 2022 and December 31, 2021 is presented below:

	June 30, 2022	December 31, 2021
National	$2,651,660	$3,265,236
Alpha	811,432	947,333
Pancreta	790,193	489,985
National – COVID	314,885	407,174
EGF	419,335	-
Subtotal	4,987,505	5,109,728
Reclassification of National-COVID – Long-term	(191,825)	(366,171)
Ending balance	$4,795,680	$4,743,557

The line of credit with National Bank of Greece is renewed annually with current interest rates of 6.00%, 4.35% (“COSME 2” facility) and 4.35% (plus the 6-month Euribor plus any contributions currently in force by law on certain lines of credit), (“COSME 1” facility).

The maximum borrowing allowed for the 6% line of credit was $3,114,527 and $2,489,960 as of June 30, 2022 and December 31, 2021, respectively. The outstanding balance of the facility was $1,685,579 and $2,185,413, as of June 30, 2022 and December 31, 2021, respectively.

The maximum borrowing allowed for the 4.35% lines of credit, was $1,046,900 and $1,131,800 as of June 30, 2022 and December 31, 2021, respectively. The outstanding balance of the facilities was $966,081 and $1,079,823 as of June 30, 2022 and December 31, 2021, respectively.

The line of credit with Alpha Bank of Greece is renewed annually with a current interest rate of 6.00%. The maximum borrowing allowed was $1,046,900 and $1,131,800 as of June 30, 2022 and December 31, 2021, respectively. The outstanding balance of the facility was $811,432 and $947,333, as of June 30, 2022 and December 31, 2021, respectively.

 The Company entered into a line of credit with Pancreta Bank on February 23, 2021. The line of credit is renewed annually with a current interest rate of 6.10%. The maximum borrowing allowed as of June 30, 2022 and December 31, 2021 was $1,046,900 and $565,900, respectively. The outstanding balance of the facility as of June 30, 2022 and December 31, 2021, was $790,193 and $489,985, respectively.

The Company entered into a line of credit with EGF on June 06, 2022. The line of credit is renewed annually with a current interest rate of 4.49%. The maximum borrowing allowed as of June 30, 2022 was $418,760. The outstanding balance of the facility as of June 30, 2022 was $419,335.

Interest expense for the three months ended March 31, 2022 and 2021, was $17,175 and $16,501, respectively and for the six months ended June 30, 2022 and 2021, was $133,786 and $153,589, respectively.

Under the agreements, the Company is required to maintain certain financial ratios and covenants. These lines of credit were assumed in the Company’s acquisition of Cosmofarm. As of June 30, 2022 and December 31, 2021, the Company was in compliance with these ratios and covenants.

The above lines of credit are guaranteed and backed by customer receivable checks and they are not considered to be a direct debt obligation for the Company. They are a type of factoring, where the postponed customer checks are assigned by the Company to the bank, in order to be financed at a pre-agreed rate.

COVID-19 Government Funding

Interest expense for six months ended June 30, 2022 and 2021 was $378 and $0, respectively.

NOTE 9 – LINES OF CREDIT

A summary of the Company’s lines of credit as of December 31, 2021, and 2020 is presented below:

	December 31, 2021	December 31, 2020
National	$3,265,236	$3,540,550
Alpha	947,333	1,106,894
Pancreta	489,985	-
National – COVID	407,174	429,240
Subtotal	5,109,728	5,076,684
Reclassification of National-COVID – Long-term	(366,171)	(502,869)
Ending balance	$4,743,557	$4,573,815

The line of credit with National Bank of Greece is renewed annually with current interest rates of 6.00%, 4.35% (“COSME 2” facility) and 4.35% (plus the 6-month Euribor plus any contributions currently in force by law on certain lines of credit), (“COSME 1” facility).

The maximum borrowing allowed for the 6% line of credit was $2,489,960 and $2,690,600 as of December 31, 2021 and 2020, respectively. The outstanding balance of the facility was $2,185,413 and $2,411,182, as of December 31, 2021 and 2020, respectively.

The maximum borrowing allowed for the 4.35% lines of credit, was $1,131,800 and $1,223,000 as of December 31, 2021 and 2020, respectively. The outstanding balance of the facilities was $1,079,823 and $1,129,368 as of December 31, 2021 and 2020, respectively.

The line of credit with Alpha Bank of Greece is renewed annually with a current interest rate of 6.00%. The maximum borrowing allowed was $1,131,800 and $1,123,000 as of December 31, 2021 and 2020, respectively. The outstanding balance of the facility was $947,333 and $1,106,894, as of December 31, 2021 and 2020, respectively.

The Company entered into a line of credit with Pancreta Bank on February 23, 2021. The line of credit is renewed annually with a current interest rate of 6.10%. The maximum borrowing allowed as of December 31, 2021 was $565,900. The outstanding balance of the facility as of December 31, 2021, was $489,985.

Interest expense for the year ended December 31, 2021 and 2020, was $283,415 and $270,655, respectively.

Under the agreements, the Company is required to maintain certain financial ratios and covenants. These lines of credit were assumed in the Company’s acquisition of Cosmofarm. As of the years ended December 31, 2021 and 2020, the Company was in compliance with these ratios and covenants.

The above lines of credit are guaranteed and backed by customer receivable checks and they are not considered to be a direct debt obligation for the Company. They are a type of factoring, where the postponed customer checks are assigned by the Company to the bank, in order to be financed at a pre-agreed rate.

COVID-19 Government Funding

On June 23, 2020, the Company’s subsidiary, Cosmofarm, entered into an agreement with the “National Bank of Greece SA” (the “Bank”) to borrow a maximum of €500,000 ($611,500) under a proposed plan which will operate the same as the line of credit above. The proposed plan has a maturity date of sixty (60) months from the date of the first disbursement, which includes a grace period of nine months. The total amount of the initial proceeds was paid in 3 equal monthly installments. The line of credit is interest bearing from the date of receipt and is payable every three (3) months at an interest rate of 2.7%. The outstanding balance was €359,758 ($407,174) and €350,973 ($429,240) at December 31, 2021 and 2020, respectively of which $366,171 is classified as Lines of credit - long-term portion on the consolidated balance sheet.

Interest expense for the years ended December 31, 2021 and 2020 was $1,753 and $3,910, respectively.